Shareholder Report, Holdings (Details)	May 31, 2026
C000254188 [Member] | Cambria Foreign Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000254188 [Member] | Cambria Emerging Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000254188 [Member] | Cambria Value and Momentum ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000254188 [Member] | Cambria Chesapeake Pure Trend ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000254188 [Member] | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254188 [Member] | Cambria Global Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000254188 [Member] | Cambria Shareholder Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000254188 [Member] | Cambria Global Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000254188 [Member] | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254188 [Member] | State Street SPDR S&P Global Natural Resources ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254188 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000254188 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000254188 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254188 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258371 [Member] | Invesco S&P 500 Low Volatility ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000258371 [Member] | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000258371 [Member] | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000258371 [Member] | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258371 [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000258371 [Member] | SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258371 [Member] | Invesco Exchange-Traded Fund Trust-Invesco S&P 500r Top 50 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000258371 [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258371 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258371 [Member] | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000258371 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000258371 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000258371 [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.40%
C000258371 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254187 [Member] | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254187 [Member] | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254187 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000254187 [Member] | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000254187 [Member] | Sanmina Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254187 [Member] | Revolution Medicines, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254187 [Member] | Twilio, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254187 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000254187 [Member] | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254187 [Member] | Jazz Pharmaceuticals PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000254187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000254187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000254187 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000254187 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000254187 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000254187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000254187 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000254187 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000254187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000254187 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254187 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000260122 [Member] | Invesco S&P 500 Low Volatility ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000260122 [Member] | Berkshire Hathaway, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000260122 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000260122 [Member] | State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000260122 [Member] | Fidelity Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000260122 [Member] | iShares Russell 1000 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000260122 [Member] | State Street SPDR S&P 400 Mid Cap Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260122 [Member] | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000260122 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000260122 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260122 [Member] | Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000260122 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
C000260122 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000260122 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%